Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Dividend Value ETF
Entity Central Index Key	0001870128
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital Group Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Dividend Value ETF
Class Name	Capital Group Dividend Value ETF
Trading Symbol	CGDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Dividend Value ETF for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGDV	$ 38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 31.48% on a net asset value (NAV) basis and 31.54% on a market price basis for the year ended May 31, 2024. These results compare with a 28.19% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw a rise in gross domestic product, personal income and employment. Increased supply of goods and a recovery in labor market contributed to easing inflation. However, high interest rates dampened consumer spending on durable goods and investments in multifamily residential properties. Returns from mega-cap companies, particularly those focused on artificial intelligence, drove market returns.
Overall, the fund's holdings in each sector produced positive returns, with holdings in industrials, financials and communications services being particularly additive. Likewise, holdings in information technology and consumer discretionary companies saw returns above that of the overall portfolio.
The fund’s small cash holdings were the only notable detractor to overall results; the fund keeps a position in cash so that managers can quickly invest in potential opportunities, and cash can serve as a ballast during difficult markets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	Since inception 1
Capital Group Dividend Value ETF (at net asset value) 2	31.48%	15.10%
Capital Group Dividend Value ETF (at market price) 2	31.54	15.16
S&P 500 Index 3	28.19	11.18
1
The fund began investment operations on
February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When ap
pli
cable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,246,000,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 16,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,246
Total number of portfolio holdings	52
Total advisory fees paid (in millions)	$ 16
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)